Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE 7 – REAL ESTATE OWNED

Real estate owned activity was as follows:

	2012	2011	2010
Beginning balance	$18	$58	$104
Loans transferred to real estate owned	1,222	54	91
Capitalized expenditures	55	0	0
Sales of real estate owned	(435)	(94)	(137)

End of year	$860	$18	$58